Borrowings - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Notional amount	$ 1,216	$ 1,377
Interest rate risk | Borrowings in a hedge relationship
Disclosure of detailed information about borrowings [Line Items]
Notional amount	$ 4,800